Business acquisition	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
Business acquisition
5.	Business acquisition
In December 2024, the Group acquired additional equity interests in Hordeum Investment, L.P. (“Hordeum”) for a total cash consideration of US$344 million. Hordeum is principally engaged in retail business service. The Group held, taking into account its existing equity interests, approximately 60.8% of Hordeum’s interests and consolidated its financial results into the Group’s consolidated financial statements since December 30, 2024.
The fair value of the previously held equity interests was estimated based on the equity value of Hordeum, which is estimated by applying the income approach. The remeasurement gain associated with the previously held equity interests of Hordeum was immaterial.
The purchase price as of the date of acquisition is comprised of:

Amounts
(RMB in millions)
Cash	2,473
Fair value of previously held equity interests	1,284

Total	3,757

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

Amounts
(RMB in millions)
Net assets acquired	1,011
Newly identified intangible assets	2,005
Goodwill	4,767
Deferred tax liabilities	(518)
Non-controlling interests	(3,508)

Total	3,757

Net assets acquired primarily consisted of advance to suppliers of RMB3,224 million as of the date of acquisition. Acquired amortizable intangible assets had a weighted-average amortization period of 8.5 years. Fair value of the non-controlling
interests was estimated by applying the income approach.
Goodwill arising from the acquisition of Hordeum was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition and assigned to JD Retail segment. Goodwill arising from the acquisition is not expected to be deductible for tax purposes.
In June 2025, the Group acquired the remaining shares of Hordeum, representing approximately 39.2% equity interest for a total cash consideration of US$337 million. Upon the completion of the transaction, Hordeum became a wholly owned subsidiary of the Group. The effect on non-controlling
interest was a reduction of RMB2,467 million.
The Group also completed a few business acquisitions during 2024 and 2025, the consideration and impact on the consolidated financial statements of which were immaterial individually or collectively.
Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of the business combinations in 2024 and 2025, both individually and in aggregate, were not significant to the consolidated statements of operations and comprehensive income.